PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.      PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consists of the following:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,899
Computer equipment	663,768	663,768	96,237
Furniture, fixtures and office equipment	5,073	5,073	736
Leasehold improvements	18,643	18,643	2,703
Motor vehicles	7,556	7,556	1,096
	708,140	708,140	102,671
Less: accumulated depreciation	(369,755)	(369,755)	(53,610)
Less: impairment	(338,385)	(338,385)	(49,061)

	—	—	—

Impairment of RMB9,356,000, RMB114,000 and RMB nil (US$nil) were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were RMB920,000, RMB nil and RMB nil (US$nil), respectively.